Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands							1 Months Ended					12 Months Ended
	Dec. 31, 2022 USD ($) item	Mar. 31, 2022 USD ($)	Mar. 28, 2022 USD ($)	Feb. 02, 2022 USD ($) m³	Feb. 07, 2020 USD ($)	Oct. 11, 2016	Jun. 30, 2022 USD ($)	Nov. 30, 2021 m³	Jun. 30, 2020 USD ($)	Dec. 31, 2018 item m³	Aug. 31, 2018 item m³	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015 item	Dec. 31, 2014 item	Jun. 01, 2020 USD ($)
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												$ (68,287)	$ (153,669)	$ (28,627)
Loss from sale of property, plant and equipment												406	1,100	572
Keppel Shipyard Limited
Tangible Fixed Assets and Vessels Under Construction
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years						3 years
LLI discounted purchase price, expressed as a percentage of the original cost						85.00%
LLI cost, expressed as a percentage of original cost						115.00%
Payment for acquisition of LLI					$ 17,625
MSL | Purchase of depot spares
Tangible Fixed Assets and Vessels Under Construction
Number of vessels acquired | item															2	6
Capital commitment																	$ 8,000
GAS-thirty three Ltd | Samsung
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³											174,000
Number of LNG carriers per the shipbuilding contract | item											1
GAS-thirty four Ltd | Samsung
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³										180,000
Number of LNG carriers per the shipbuilding contract | item										1
GAS-thirty five Ltd | Samsung
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³										180,000
Number of LNG carriers per the shipbuilding contract | item										1
Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												5,002,829
Balance, at the end of the year	$ 4,514,663											4,514,663	5,002,829
Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												4,972,283
Balance, at the end of the year	4,480,422											4,480,422	4,972,283
Vessels pledged as collateral	$ 4,480,422											$ 4,480,422	$ 4,972,283
Discount rate used to estimate future cash flows	8.40%											8.40%	7.50%
Gaslog Chelsea
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³				153,600
Proceeds from sale												$ 108,632
Extra proceeds due to variation orders												2,598
Proceeds to be received from sale	$ 159,052											159,052
Interest capitalized	$ 3,294
Non-cash impairment loss		$ 19,350
Gaslog Chelsea | Gastrade
Tangible Fixed Assets and Vessels Under Construction
Agreed sale value of vessel				$ 265,086
Gaslog Skagen
Tangible Fixed Assets and Vessels Under Construction
Disposal			$ (160,116)
Non-cash impairment loss		$ 9,534
Gains (losses) arising from sale and leaseback transactions												(577)
Steam Vessels
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												$ (11,376)
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	3											3
Number Of Vessels | item	4											4
Impairment reversal resulting from potential increase in re-chartering rate												$ (22,034)
Impairment loss resulting from potential decrease in re-chartering rate												$ 14,027
Discount rate used to estimate future cash flows	8.40%											8.40%	7.50%
Percentage of increase or decrease in the discount rate for sensitivity analysis												0.50%
Impairment loss due to increase in discount rate												$ 3,076
Impairment reversal due to decrease in discount rate												(3,078)
Steam Vessels | Average
Tangible Fixed Assets and Vessels Under Construction
Charter market rate used (per day)												35	$ 35
Increase or decrease in re-chartering rate for sensitivity analysis												$ 5
Steam Vessels | GasLog Partners LP
Tangible Fixed Assets and Vessels Under Construction
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	2											2
Number Of Vessels | item	3											3
Steam Vessels | Gaslog Ltd.
Tangible Fixed Assets and Vessels Under Construction
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	1											1
Steam vessels impaired during current period
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												$ (11,376)
Balance, at the end of the year	$ 194,515											194,515
Methane Shirley Elisabeth
Tangible Fixed Assets and Vessels Under Construction
Disposal							$ (67,339)
Non-cash impairment loss							14,664
Loss from sale of property, plant and equipment												166
Methane Heather Sally
Tangible Fixed Assets and Vessels Under Construction
Disposal							(74,123)
Non-cash impairment loss							$ 13,363
Gains (losses) arising from sale and leaseback transactions												337
Methane Jane Elizabeth
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												(1,412)
Balance, at the end of the year	65,408											65,408
GasLog Athens
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												(6,932)
Balance, at the end of the year	64,115											64,115
Methane Alison Victoria
Tangible Fixed Assets and Vessels Under Construction
Impairment loss												(3,032)
Balance, at the end of the year	64,992											64,992
Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												30,546
Balance, at the end of the year	34,241											34,241	30,546
Office property and other tangible assets | Egypt LNG Shipping Ltd / Associate
Tangible Fixed Assets and Vessels Under Construction
Loss from sale of property, plant and equipment									$ 572
Price for selling property, plant and equipment									$ 2,457
Vessels under construction
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												22,939
Balance, at the end of the year	210,099											210,099	22,939
Progress shipyard installments paid	179,314											179,314
Progress shipyard installments	179,314											179,314
Onsite supervision costs	1,485											1,485
Critical spare parts, equipment and other vessel delivery expenses	29,300											29,300	22,939
Vessels under construction | DSME
Tangible Fixed Assets and Vessels Under Construction
Capital commitment	700,582											700,582
Hull No. 2532 | DSME
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³								174,000
Hull No. 2533 | DSME
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³								174,000
Hull No. 2534 | DSME
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³								174,000
Hull No. 2535 | DSME
Tangible Fixed Assets and Vessels Under Construction
Cargo capacity (in cbm) | m³								174,000
Cost | Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												6,302,766	6,111,421
Additions												12,298	20,176
Disposal												(530,752)	(396,271)
Transfer from vessels under construction													581,952
Fully amortized fixed assets												(3,274)	(14,512)
Balance, at the end of the year	5,781,038											5,781,038	6,302,766	6,111,421
Cost | Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												6,265,547	6,078,041
Additions												7,924	16,337
Disposal												(530,752)	(396,271)
Transfer from vessels under construction													581,952
Fully amortized fixed assets												(2,903)	(14,512)
Balance, at the end of the year	5,739,816											5,739,816	6,265,547	6,078,041
Cost | Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												37,219	33,380
Additions												4,374	3,839
Fully amortized fixed assets												(371)
Balance, at the end of the year	41,222											41,222	37,219	33,380
Cost | Vessels under construction
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												33,916	132,839
Additions												187,160	483,029
Transfer from vessels under construction													(581,952)
Balance, at the end of the year	221,076											221,076	33,916	132,839
Accumulated depreciation and impairment loss | Tangible fixed assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												(1,299,937)	(1,082,912)
Depreciation												(168,160)	(185,663)
Disposal												266,735	96,818
Impairment loss												(68,287)	(142,692)
Fully amortized fixed assets												3,274	14,512
Balance, at the end of the year	(1,266,375)											(1,266,375)	(1,299,937)	(1,082,912)
Accumulated depreciation and impairment loss | Vessels
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												(1,293,264)	(1,076,867)
Depreciation												(167,481)	(185,035)
Disposal												266,735	96,818
Impairment loss												(68,287)	(142,692)
Fully amortized fixed assets												2,903	14,512
Balance, at the end of the year	(1,259,394)											(1,259,394)	(1,293,264)	(1,076,867)
Accumulated depreciation and impairment loss | Office property and other tangible assets
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												(6,673)	(6,045)
Depreciation												(679)	(628)
Fully amortized fixed assets												371
Balance, at the end of the year	(6,981)											(6,981)	(6,673)	$ (6,045)
Accumulated depreciation and impairment loss | Vessels under construction
Tangible Fixed Assets and Vessels Under Construction
Balance, at the beginning of the year												(10,977)
Impairment loss													(10,977)
Balance, at the end of the year	$ (10,977)											$ (10,977)	$ (10,977)